Fair Value Measurements (Tables)	6 Months Ended
Jun. 30, 2021
Fair Value Disclosures [Abstract]
Schedule of change in the fair value of the preferred share warrants liability
	June 30,	December 31,
	2021	2020
	Unaudited

Beginning of year	$-	$12,241
Change in fair value	-	11,373
Reclassification of Warrants into equity	-	(23,614)

End of period	$-	$-